Investment Securities (Schedule Of Securities In Other Assets On Company's Consolidated Balance Sheets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Trading Securities and Other Trading Assets [Line Items]
Federal Home Loan Bank (FHLB) stock	$ 16,860	$ 32,145
Federal Reserve Bank (FRB) stock	28,155	26,809
Other investments	302	302
Total equity securities	46,216	60,155
First National Bankers Bankshares Inc [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
First National Bankers Bankshares, Inc. (FNBB) stock	$ 899	$ 899